Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	31,563	$262,291
PGIM Global Real Estate Fund (Class R6)	44,339	747,997
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	77,143	940,378
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	58,506	571,015
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	132,030	1,233,157
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	368,886	3,991,351
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	292,487	4,802,640
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	147,258	1,549,150
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	194,113	3,084,461
PGIM TIPS Fund (Class R6)	30,714	263,220
PGIM Total Return Bond Fund (Class R6)	110,263	1,275,742

Total Long-Term Investments (cost $17,691,232)		18,721,402

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $24,175)	24,175	24,175

TOTAL INVESTMENTS 100.0% (cost $17,715,407)(wd)		18,745,577
Liabilities in excess of other assets (0.0)%		(9,066)

Net Assets 100.0%		$18,736,511

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds